Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Basis of presentation

a)      Basis of presentation

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with Article 10 of the Securities and Exchange Commission (“SEC”)’s Regulation S-X. As permitted under those rules, certain footnotes and other financial information that are normally required by generally accepted accounting principles in the United States (“U.S. GAAP”) can be condensed or omitted. These financial statements reflect all adjustments, which include only normal recurring adjustments, necessary for a fair statement of its financial position as of and for the periods presented. These condensed consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2022. The results of operations for the three and nine months ended September 30, 2023, are not necessarily indicative of results that could be expected for the 2023 fiscal year or any other interim period or for any other future year. All intercompany transactions and balances have been eliminated in consolidation.

Certain prior period amounts have been reclassified to conform to the current period presentation.

a.      Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Certain prior period amounts have been reclassified to conform to the current year presentation.

Use of estimates in preparation of financial statements

b)      Use of estimates in preparation of financial statements

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, fair values of financial instruments, inventory write-offs, as well as in estimates used in applying the revenue recognition policy. The Company’s management believes that the estimates, judgments, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the unaudited condensed consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

b.      Use of estimates in preparation of financial statements

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, Fair value of financial instruments, inventory write-offs, as well as in estimates used in applying the revenue recognition policy (See note 2l). The Company’s management believes that the estimates, judgment, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Functional currency

c.      Functional currency

The currency of the primary economic environment in which the operations of the Company and its Subsidiary are conducted is the U.S. dollar (“$” or “dollar”). Therefore, the functional currency of the Company and its Subsidiary is the dollar. In determining the appropriate functional currency to be used, the Company reviewed factors relating to sales, costs and expenses, financing activities and cash flows.

Transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with the provisions of ASC 830-10, “Foreign Currency Translation”. All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of comprehensive loss as financial income or expenses, as appropriate.

Principles of consolidation

d.      Principles of consolidation

The consolidated financial statements include the accounts of the Company and the Subsidiary. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

e.      Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents. Cash equivalents are carried at cost, which approximates their fair value.

Restricted cash and restricted deposits

f.       Restricted cash and restricted deposits

Restricted cash consists of cash held in restricted accounts, classified as current or long term based on the expected timing of the disbursement. Restricted deposits consist of deposits held in restricted deposits bank accounts including deposits held as collateral for guarantees to third parties and other, classified as current or long term based on the expected timing of the disbursement

Treasury Shares

g.      Treasury Shares

Treasury shares represents ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method. Under this method, repurchases of ordinary shares are recorded as treasury shares at historical purchase prices. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The treasury shares have no rights.

Trade Receivables, net

h.      Trade Receivables, net

Trade receivables are recorded at the invoiced amount, are unsecured and do not bear interest. Trade receivables are stated net of allowances. The allowance for doubtful accounts is based on the Company’s periodic assessment of the collectability of the accounts based on a combination of factors including the payment terms of each account, its age, the collection history of each customer, and the customer’s financial condition. On this basis, management has determined that an allowance for doubtful accounts of $125 and $61 was appropriate as of December 31, 2022, and December 31, 2021, respectively. Allowance for doubtful expense for the years ended December 31, 2022, and 2021 was $64 and $0, respectively.

Inventories

i.       Inventories

Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories, discontinued products, new products introduction and for market prices lower than cost. Any write-off is recognized in the consolidated statement of comprehensive loss as cost of revenues. In addition, if required, the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company’s future demands forecast consistent with its valuation of excess and obsolete inventory.

Cost is determined as follows:

Raw materials, parts, supplies and finished products — using the weighted average cost method.

Property and equipment, net

j.       Property and equipment, net

Property and equipment is stated at cost less accumulated depreciation. Maintenance and repairs are expensed as incurred. Depreciation expense is calculated on a straight-line basis over the estimated useful lives of the related assets. The cost and related accumulated depreciation of assets sold or otherwise disposed of are removed from the accounts and the related gain or loss is reported in the statement of comprehensive loss.

Annual rates of depreciation are as follows:

%
Computers, electronic equipment and software	Mainly 33%
Office furniture and equipment	7
Leasehold improvements	By the shorter of lease term and the estimated useful life of the asset

Impairment of long-lived assets subject to amortization

k.      Impairment of long-lived assets subject to amortization

The Company evaluates long-lived assets, such as property and equipment with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The Company identifies impairment of long-lived assets when estimated undiscounted future cash flows expected to result from the use of the assets plus net proceeds expected from disposition of the assets, if any, are less than the carrying value of the assets. If the Company identifies an impairment, the Company reduces the carrying amount of the assets to their estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values.

Revenue recognition

c)      Revenue recognition

The Company’s products consist of hardware and an embedded software that function together to deliver the product’s functionality. The embedded software is essential to the functionality of the Company’s products. The Company’s products are sold with a two-year warranty for repairs or replacements of the product in the event of damage or failure during the term of the support period, which is accounted for as a standard warranty. Services relating to repair or replacement of hardware beyond the standard warranty period are offered under renewable, fee-based contracts and include telephone support, remote diagnostics, and access to on-site technical support personnel.

The Company also offers its customers other management software. The Company sells its other non-embedded software either as perpetual or as term-based licenses.

The Company provides, to certain customers, software updates that it chooses to develop, which the Company refers to as unspecified software updates, and enhancements related to the Company’s management software through support service contracts. The Company also offers its customers product support services which include telephone support, remote diagnostics and access to on-site technical support personnel.

The Company’s customers are comprised of resellers, system integrators and distributors.

The Company follows five steps to record revenue: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price;

(iv)   allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) it satisfies its performance obligations.

Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the good or service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract.

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods or services to the customer. The Company’s contracts do not include additional discounts once product price is set, right of returns, significant financing components or any forms of variable consideration.

The Company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is less than a year. The Company’s service period is for one year and is paid for either up front or on a quarterly basis.

Sales of products

Most of the Company’s contracts are of a single performance obligation (sales of the product with a standard warranty) thus the entire transaction price is allocated to the single performance obligation. In addition, the Company also sells separate services such as product support service and extended warranty.

Sales of software with related services

The Company sells perpetual management software and term-based licenses for its management software together with related services. The perpetual management software stand-alone selling price is established by taking into consideration available information such as historical selling prices of the perpetual license, geographic location, and market conditions. For contracts that contain more than one identified performance obligation (a term-based license for its management software together with related services), the stand- alone selling price of a term-based license, is based on a ratio from the relevant perpetual management software stand-alone selling price. The stand-alone selling price of the related service is then determined by applying the residual method.

Revenue from selling the Company’s product and/or the software management (either as term-based or perpetual) is recognized at a point in time which is typically at the time of shipment of products to the customer or when the code is transferred, respectively. Revenue from services (e.g., product support service, software support service or extended warranty) is recognized on a straight-line basis over the service period, as a time-based measure of progress best reflects our performance in satisfying this performance obligation.

l.       Revenue recognition

The Company’s product consists of hardware and an embedded software that function together to deliver the product’s essential functionality. The embedded software is essential to the functionality of the Company’s products. The Company’s products are sold with a two-year warranty for repairs or replacements of the product in the event of damage or failure during the term of the support period, which is accounted for as a standard warranty. Services relating to repair or replacement of hardware beyond the standard warranty period are offered under renewable, fee-based contracts and include telephone support, remote diagnostics and access to on-site technical support personnel.

The Company also offers its customers other management software. The Company sells its other non-embedded software either as perpetual or as term-based licenses.

The Company provides, to certain customers, software updates that it chooses to develop, which the Company refers to as unspecified software updates, and enhancements related to the Company’s management software through support service contracts. The Company also offers its customers product support services which include telephone support, remote diagnostics and access to on-site technical support personnel.

The Company’s customers are comprised of resellers, system integrators and distributors.

The Company follows five steps to record revenue: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) it satisfies its performance obligations.

Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the good or service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract.

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods or services to the customer. The Company’s contracts do not include additional discounts once product price is set, right of returns, significant financing components or any forms of variable consideration.

The Company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is less than a year. The Company’s service period is for one year and is paid for either up front or on a quarterly basis.

Sales of products

Most of the Company’s contracts are of a single performance obligation (sales of the product with a standard warranty) thus the entire transaction price is allocated to the single performance obligation. In addition, the Company also sells separate services such as product support service and extended warranty.

Sales of software with related services

The Company sells perpetual management software and term-based licenses for its management software together with related services. The perpetual management software stand-alone selling price is established by taking in consideration available information such as historical selling prices of the perpetual license, geographic location, and market conditions. For contracts that contain more than one identified performance obligation (a term-based license for its management software together with related services), the stand-alone selling price of a term-based license, is based on a ratio from the relevant perpetual management software stand-alone selling price. The stand-alone selling price of the related service is then determined by applying the residual method.

Revenue from selling the Company’s product and/or the software management (either as term-based or perpetual) is recognized at a point in time which is typically at the time of shipment of products to the customer or when the code is transferred, respectively. Revenue from services (e.g., product support service, software support service or extended warranty) is recognized on a straight-line basis over the service period, as a time-based measure of progress best reflects our performance in satisfying this performance obligation.

Cost of revenues

m.     Cost of revenues

Cost of revenues includes cost of materials, costs associated with packaging, assembly and testing costs, as well as cost of personnel (including share-based compensation), shipping costs, royalties, costs of logistics and quality assurance, access to on-site technical support personnel as well as warranty expenses and other expenses associated with manufacturing support.

Leases

n.      Leases

The Company’s lease accounting policy until December 31, 2021, prior to the adoption of the new lease standard — ASC-842.

The Company leases real estate and cars for use in its operations, which are classified as operating leases. Rental expense for year ended December 31, 2021, was $516.

The lease expenses are recognized on a straight-line basis over the expected lease term and is included in the operating expenses in the Company’s consolidated statements of comprehensive loss.

The Company’s lease accounting policy from January 1, 2022, following the adoption of the new lease standard

The Company adopted the new lease standard and all the related amendments on a prospective basis as of January 1, 2022, and used the effective date as the Company’s date of initial application. Consequently, historical financial information was not updated, and the disclosures required under the new standard are not provided for dates and periods before January 1, 2022.

The Company determines if an arrangement is or contains a lease at inception. If an arrangement is a lease, the Company determines whether it is an operating lease or a finance lease at the lease commencement date. As of December 31, 2021, and 2022, the Company did not have any finance leases. Operating leases are included in operating lease right of use assets and operating lease liabilities (current and non-current) in the Company’s consolidated balance sheets.

Operating lease ROU assets represent the right to use the leased asset for the lease term and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date., the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

The new lease standard also provides practical expedients for an entity’s ongoing accounting. The Company elected the short-term lease recognition exemption for all leases with a term shorter than 12 months. This means, for those leases, The Company does not recognize ROU assets or lease liabilities, including not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition The Company also elected to apply the practical expedient to not separate lease and non-lease components for its real-estate leases.

Regarding leases denominated in a foreign currency, the related ROU assets are remeasured using the exchange rate in effect at the date of initial recognition; the related lease liabilities are remeasured using the exchange rate in effect at the end of the reporting period.

Certain of the Company’s lease agreements include rental payments based on changes in the CPI. Lease liabilities are not remeasured as a result of changes in the CPI; instead, changes in the CPI are treated as variable lease payments and recognized in the period in which the related obligation was incurred. The Company includes these variable payments in the initial measurement of the lease right-of-use asset and lease liability. On the effective date, the Company included, in the initial measurement of the ROU asset and lease liability, the lease payments based on the then-current CPI.

In lease agreements that include extension options, the lease term includes the options to extend the lease, only to the extent it is reasonably certain that the Company will exercise such extension options.

The application of ASC 842 has resulted in the recognition of approximately $1,046 ROU assets and lease liabilities on the Company’s balance sheet as of the effective date, and in the requirement to provide significant new disclosures regarding the Company’s leasing activities and to enable users of financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. However, the adoption of this standard does not have a significant impact on the Company’s consolidated statements of comprehensive loss and consolidated statements of cash flows. See note 7 for further discussion.

Sublease

In October 2021, the Company entered into a sublease agreement for its offices in the United States.

The Company applies the guidelines in ASC-842 regarding subleases, which states that the classification should be based on the underlying asset being subleased and concluded that the sublease is an operating lease where the Company is the Lessor.

The sublease income is recognized on a straight-line basis over the expected lease term and is included in the operating expenses in the Company’s consolidated statements of comprehensive loss.

Offering Costs associated with the Initial Public Offering

o.      Offering Costs associated with the Initial Public Offering

The Company complies with the requirements of ASC 340-10-S99-1, SEC Staff Accounting bulletin Topic 5A–“Expenses of Offering”. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the IPO. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction of equity.

The Company incurred offering costs amounting to approximately $1.45 million, related to underwriting discounts and commissions, and other offering costs of $1 million as a result of the IPO.

Basic and diluted net loss per share

p.      Basic and diluted net loss per share

Basic net loss per share is computed using the weighted average number of common shares and fully vested RSUs outstanding during the period, net of treasury shares. In computing diluted loss per share, basic loss per share is adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options and non-vested RSUs granted under employee stock compensation plans, and the exercise of warrants using the treasury stock method; and (ii) the conversion of the redeemable convertible preferred stock, and convertible loan using the “if-converted” method, by adding to net loss the change in the fair value of the convertible loan, net of tax benefits, and by adding the weighted average number of shares issuable upon assumed conversion of these instruments.

Fair value of financial instruments

d)      Fair value of financial instruments

Fair value measurements are classified and disclosed in one of the following three categories:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 — Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following table represents the fair value hierarchy for the Company’s financial assets and liabilities measured at fair value on a recurring basis as of:

		Fair value measurements at September 30, 2023
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrants (See Note 9)	$8	$—	$—	$8
		Fair value measurements at December 31, 2022
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrants (See Note 9)	$8	$—	$—	$8

As of September 30, 2023, and December 31, 2022, the fair values of the Company’s cash, cash equivalents, short and long-term deposits, trade receivables, trade payables, long-term loan, restricted cash and restricted bank deposits approximated the carrying values of these instruments presented in the Company’s consolidated balance sheets because of their nature.

q.      Fair value of financial instruments

Fair value measurements are classified and disclosed in one of the following three categories:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 — Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following table represents the fair value hierarchy for the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31:

		Fair value measurements at December 31, 2022
Description	Total	Level 1	Level 2	Level 3
	U.S. dollars in thousands
Liabilities:
Warrants (Note 14)	$8	$—	$—	$8
		Fair value measurements at December 31, 2021
Description	Total	Level 1	Level 2	Level 3
	U.S. dollars in thousands
Assets:
Monet market funds	$102	$102	$—	$—

Liabilities:
Convertible Loan (Note 11)	$4,905	$—	$—	$4,905
Warrants (Note 14)	$2,149	$—	$—	$2,149

As of December 31, 2022, and 2021, the fair values of the Company’s cash, cash equivalents, short and long-term deposits, trade receivables, trade payables, long-term loan and restricted cash approximated the carrying values of these instruments presented in the Company’s consolidated balance sheets because of their nature.

Concentration of risk

e)      Concentration of risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, and trade receivables. Cash and cash equivalents and restricted cash are placed with banks and financial institutions in the United States and Israel.

Management believes that the financial institutions that hold the Company’s investments are financially sound and, accordingly, present minimal credit risk with respect to those investments.

The Company’s trade receivables are derived primarily from telecommunication operators, the Company’s reseller customers and enterprises located mainly in the United States, Europe, and Asia.

Credit risk with respect to trade receivables exists to the full extent of the amounts presented in the condensed consolidated financial statements.

Accounts receivable have been reduced by an allowance for credit losses. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability.

The Company has major customers, representing as follows:

1.      Customer A represented 24% and 3% of the Company Trade receivables balance as of September 30, 2023, and December 31, 2022, respectively.

2.      Customer B represented 24% and 5% of the Company Trade receivables balance as of September 30, 2023, and December 31, 2022, respectively.

3.      Customer C represented 0% and 29% of the Company Trade receivables balance as of September 30, 2023, and December 31, 2022, respectively.

4.      Customer D represented 0% and 23% of the Company Trade receivables balance as of September 30, 2023, and December 31, 2022, respectively.

5.      Customer E represented 0% and 10% of the Company Trade receivables balance as of September 30, 2023, and December 31, 2022, respectively.

The Company does not see any credit risk regarding the major trade receivable balance, as most of the remaining balance was paid off after the balance sheet date.

r.       Concentrations of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, and trade receivables. Cash and cash equivalents and restricted cash are placed with banks and financial institutions in the United States and Israel.

Management believes that the financial institutions that hold the Company’s investments are financially sound and, accordingly, present minimal credit risk with respect to those investments.

The Company’s trade receivables are derived primarily from telecommunication operators, the Company’s reseller customers and enterprises located mainly in the United States, Europe, and Asia.

Credit risk with respect to trade receivables exists to the full extent of the amounts presented in the consolidated financial statements. Management makes judgments as to its ability to collect outstanding accounts receivable and provides allowances for the applicable portion of accounts receivable when collection becomes doubtful.

Management provides allowances based upon a specific review of all significant outstanding invoices, analysis of its historical collection experience, and current economic trends. If the historical data used to calculate the allowance for doubtful accounts does not reflect the Company’s future ability to collect outstanding accounts receivable, additional provisions for doubtful accounts may be needed, and the future results of operations could be materially affected.

The Company has major customers, representing:

1.      29% and 46% of the Company Trade receivables balance as of December 31, 2022 and December 31, 2021 respectively.

2.      23% and 0% of the Company Trade receivables balance as of December 31, 2022 and December 31, 2021 respectively.

3.      10% and 4% of the Company Trade receivables balance as of December 31, 2022 and December 31, 2021 respectively.

See note 18 for details regarding the revenues from these customers.

The Company does not see any credit risk regarding this balance, as most of the remaining balance was paid off after the balance sheet date.

Risks and uncertainties

s.       Risks and uncertainties

The Company is subject to a number of risks associated with companies in a similar stage of development, including, but not limited to, dependence on key employees; potential competition from larger, more established companies; the ability to develop and bring new products to market; the ability to attract and retain additional qualified personnel; the ability to obtain raw materials required to deliver its products to customers; and the ability to obtain adequate financing to support its growth.

Warranty costs

t.       Warranty costs

The Company’s products generally include standard warranty of two years for product defects. The Company accrues for warranty at the time revenue is recognized. The Company’s estimates of future warranty obligations may change due to product failure rates, material usage, and other rework costs incurred in correcting a product failure. In addition, specific warranty accruals may be recorded if unforeseen problems arise. The provision for warranty amounted to $96 and $158 as of December 31, 2022, and 2021, respectively. These provisions are included in other accrued liabilities and non-current liabilities in the accompanying consolidated balance sheets.

The following table sets forth activity in the Company’s accrued warranty account for each of the years ended December 31, 2022, and 2021.:

	Year ended December 31
	2022	2021
	U.S. dollars in thousands
Balance at the beginning of the year	158	90
Cost incurred	(7)	(68)
Expense (income) recognized	(55)	136
Balance at the end of the year	96	158

Sales and marketing expenses		u. Sales and marketing expenses Sales and marketing expenses include such expenses for the company’s sales teams, business development activities, sales engineering, and customer support.
Research and development costs, net

v.      Research and development costs, net

Research and development costs are expensed as incurred and include compensation for engineers, external services, and material costs associated with new product development, enhancement of current products. During 2022 and 2021, no grants were received.

Based on the Company’s product development process, the Company does not incur material costs after the point in time at which the product as a whole reaches technological feasibility.

Shipping and handling		w. Shipping and handling The Company classifies shipping and handling charged to customers as revenues and classifies costs relating to shipping and handling as cost of revenues.
Government grants and related royalties

x.      Government grants and related royalties

The Company is paying royalties to the government of Israel for funding received for research and development. Royalties are calculated and paid at a rate of 3% of the applicable revenues. During 2022 and 2021, respectively, the Company incurred royalty expenses of $257 and $258, included within cost of revenues (see note 12).

Segments

y.      Segments

The Company operates in one segment. Management does not segregate its business for internal reporting. The chief operating decision maker is the Company’s Chief Executive Officer (“CODM”) The CODM evaluates the performance of its business based on financial data consistent with the presentation in the accompanying financial statements. The Company concluded that its unified business is conducted globally and accordingly represents one operating segment.

Income taxes

z.      Income taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Taxes which would apply in the event of disposal of investment in foreign subsidiary has not been taken into account in computing the deferred taxes, since the Company’s intention is to hold, and not to realize the investment.

Employee related benefits

aa.    Employee related benefits:

Severance pay

The Company’s liability for severance pay for its Israeli employees is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees whose employment is terminated by the Company or who are otherwise entitled to severance pay in accordance with Israeli law or labor agreements are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s liability for all of its Israeli employees is partly provided for by monthly deposits for insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company’s consolidated balance sheet. Such deposits are not considered to be “plan assets” and are therefore included in other non-current assets.

During April and May 2008 (the “transition date”), the Company amended the contracts of most of its Israeli employees so that starting on the transition date, such employees are subject to Section 14 of the Severance Pay Law, 1963 (“Section 14”) for severance pay accumulated in periods of employment subsequent to the transition date. Pursuant to Section 14, these employees are entitled to monthly deposits made by the Company on their behalf with insurance companies. These deposits are not recorded as an asset on the Company’s balance sheet, and there is no liability recorded as the Company does not have a future obligation to make any additional payments. The Company’s contributions to the defined contribution plans are charged to the consolidated statements of Comprehensive loss as and when the services are received from the Company’s employees. For the Company’s employees in Israel that began employment prior to Article 14, the Company calculates the liability for severance pay based on the most recent salary of these employees multiplied by the number of years of employment as of the Article 14 inception date. These liabilities are presented under accrued severance pay in the Company’s consolidated balance sheets. The amounts used to fund these liabilities are included in the Company’s consolidated balance sheets under severance pay fund.

The carrying value for the deposited funds for the Company’s employees’ severance pay for employment periods prior to the transition date include profits and losses accumulated up to the balance sheet date.

The amounts of Contribution plans expenses were approximately $182 and $156 for each of the years ended December 31, 2022, and 2021, respectively.

The Company expects to contribute approximately $189 in the year ending December 31, 2023, to insurance companies in connection with its contribution plans.

Gain (loss) on amounts funded in respect of employee rights upon retirement totaled approximately $(4) and $(8) for the years ended December 31, 2022 and 2021, respectively.401(k) profit sharing plans

The Company has a number of savings plans in the United States that qualify under Section 401(k) of the current Internal Revenue Code as a “safe harbor” plan. The Company must make a mandatory contribution to the 401(k) plan to satisfy certain nondiscrimination requirements under the Internal Revenue Code. This mandatory contribution is made to all eligible employees. The contribution costs were $9 and $6 for the years ended December 31, 2022, and 2021, respectively.

Share-based compensation

bb.    Share-based compensation

Share-based compensation expense for all share-based payment awards, including share options and restricted share units (“RSUs”), is determined based on the grant-date fair value. The Company recognizes these compensation costs net of actual forfeitures and recognizes compensation cost for all options on a straight-line basis over the requisite service period of the award, which is generally the option vesting term of four years and three years for the RSUs.

The Company accounts for share-based compensation arrangements with nonemployees based on the estimated fair value of the equity instrument using the Black-Scholes option-pricing model. Compensation cost is recognized over the period that the services are provided, and the award is earned by the counterparty.

The Company follows ASC 718 to determine whether a share-based payment should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using the Black-Scholes Option-pricing model.

For options and RSU’s with graded vesting, the Company has elected a fair-value-based measure of the entire award by using a single weighted-average expected term.

The Company has adopted the actual approach as its accounting policy to account for forfeitures’ effect on its share-based payments (i.e., to account for forfeitures as they occur).

Convertible Note

cc.    Convertible Note

The Company follows ASC 480-10, Distinguishing Liabilities from Equity (“ASC 480-10”) in its evaluation of the accounting for a hybrid instrument. A financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares shall be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. Hybrid instruments meeting these criteria are not further evaluated for any embedded derivatives and are carried as a liability at fair value at each balance sheet date with remeasurements reported in interest expense in the accompanying Consolidated Statements of Comprehensive Loss.

The Company concluded that the value of the note is predominantly based on a fixed monetary amount known at the date of issuance, to be converted into shares of common stock, at a conversion price per share reflecting a discount of 40% conversion price Accordingly, the note was classified as a liability and is measured at its fair value, pursuant to the provisions of ASC 480-10. Upon the consummation of the IPO, the convertible note was automatically converted into the Company’s common stock based on its contractual terms and conditions. (See note 10).

Convertible loan

dd.    Convertible loan

The Company follows ASC 480-10, Distinguishing Liabilities from Equity (“ASC 480-10”) in its evaluation of the accounting for a hybrid instrument. A financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares shall be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. Hybrid instruments meeting these criteria are not further evaluated for any embedded derivatives and are carried as a liability at fair value at each balance sheet date with remeasurements reported in interest expense in the accompanying Consolidated Statements of Comprehensive Loss.

The Company concluded that the value of the loan is predominantly based on a fixed monetary amount known at the date of issuance, to be converted into shares of common stock, at a conversion price per share reflecting a discount of no more than 65% of the lowest price per share paid by any investor in an offering. Accordingly, the loan was classified as a liability and is measured at its fair value, pursuant to the provisions of ASC 480-10. Upon the consummation of the IPO, the convertible loan was automatically converted into the Company’s common stock based on its contractual terms and conditions. (See note 11).

Warrants

ee.    Warrants

Common stock warrants

The Company accounts for its warrants as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the warrants and applicable authoritative guidance in Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity” (“ASC 480”), and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, or meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. See note 14.

Redeemable Preferred stock warrants

The Company accounts for redeemable preferred stock warrants at fair value and classifies redeemable preferred stock warrants as liabilities in accordance with ASC 480, as the warrants are exercisable into contingently redeemable preferred stock as described in Note 14. All redeemable preferred stock warrants are recognized at fair value and re-measured at each balance sheet date. At the end of each reporting period, changes in fair value during the period are recognized as a component of financial income (expense), net.

Following the guidance of ASC 480 the warrants were required to be classified as a liability because the redemption feature of their underlying redeemable preferred stock potentially requires the Company to repurchase its stock by transferring assets upon specific events which would not necessarily be within the control of the Company (See note 14). In connection with the consummation of the IPO, the type of the stock has changed from redeemable preferred stock to common stock at conversion, and the Company re-evaluated the classification of certain warrants.

Other redeemable preferred stock warrants were converted into the Company’s common stock upon the consummation of the IPO.

Warrants issued in connection with obtaining loans and/or securing credit facilities

Warrants issued in connection with obtaining a loan or securing a credit facility are considered deferred issuance costs. Deferred issuance costs for obtaining a loan are reflected as a deduction from the carrying amount of the related loan and are amortized using the effective interest method. Deferred issuance costs incurred in connection with securing a credit facility of non-revolving loans are recorded as an asset on our consolidated balance sheets and amortized on a straight-line basis over the term of the arrangement, until the loan, or a portion of the loan is withdrawn. When the loan or a portion of a loan is withdrawn, the unamortized related deferred issuance cost, or a portion of it, is deducted from the loan and is subsequently amortized according to the effective interest method. (See note 14).

The Company’s redeemable preferred stock is not mandatorily redeemable, nor redeemable at the option of the holder after a specified date, but a deemed liquidation event would constitute a redemption event outside of the common shareholders’ control. Therefore, all redeemable Preferred stock has been presented outside of permanent equity in accordance with ASC 480-10-S99-3A, “Distinguishing Liabilities from Equity”. Upon the consummation of the IPO, all of the Company’s redeemable preferred stocks were converted into common stock and reclassified from temporary equity, into permanent equity (see note 2)

Commitments and contingencies

gg.    Commitments and contingencies

The Company accounts for its contingent liabilities in accordance with ASC Topic 450, Contingencies (“ASC 450”). A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Reverse stock split

f)      Reverse stock split

On April 15, 2022, the Company’s Board of Directors approved a Reverse Stock Split in the ratio of forty-six to-one. The Reverse Stock split became effective as of May 2, 2022. On March 8, 2023, the Company’s Board of Directors approved an additional Reverse Stock Split in the ratio of ten-to-one. The Reverse Stock split became effective as of April 18, 2023.

The Company accounted for the Reverse Stock Splits on a retroactive basis pursuant to ASC 260. As a result, all common stock, Non-voting Common stock, redeemable Convertible Preferred stock, warrants, RSUs and options outstanding and exercisable for common stock, exercise prices and loss per share amounts have been adjusted, on a retroactive basis, for all periods presented in these condensed consolidated financial statements and the applicable disclosures, to reflect such Reverse Stock Splits.

hh.    Reverse stock split

On April 15, 2022 (the “Closing Date”), the Company’s Board of Directors approved a Reverse Stock Split in the ratio of forty-six to-one. The Reverse Stock split became effective as of May 2, 2022.

The Company accounted for the Reverse Stock Split on a retroactive basis pursuant to ASC 260. As a result, all common stock, Non-voting Common stock, redeemable Preferred stock and options outstanding and exercisable for common stock, exercise prices and income (loss) per share amounts have been adjusted, on a retroactive basis, for all periods presented in these consolidated financial statements, to reflect such Reverse Stock Split.

New Accounting Pronouncements

g)      New Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (“ASC 326”): Measurement of Credit Losses on Financial Instruments to introduce a new model for recognizing credit losses on financial instruments based on estimated current expected credit losses, or CECL. Under the new standard, an entity is required to estimate CECL on trade receivables at inception, based on historical information, current conditions, and reasonable and supportable forecasts. The guidance is effective for the Company for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. The Company adopted ASC 326 on January 1, 2023, and there was no material impact on the Company’s consolidated balance sheet and the consolidated statements of operations upon adoption.

ii.      New Accounting Pronouncements

Recently adopted accounting pronouncements:

In February 2016, the FASB issued ASU 2016-02 “Leases” (the “new lease standard” or “ASC 842”). The guidance establishes a right-of-use model (“ROU”) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases. Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application.

The Company adopted the new lease standard and all the related amendments on January 1, 2022 and used the effective date as the Company’s date of initial application. Consequently, financial information was not updated and the disclosures required under the new standard are not provided for dates and periods before January 1, 2022.

ASC 842 provides a number of optional practical expedients in transition, which permits the Company not to reassess its prior conclusions regarding lease identification, lease classification and initial direct costs under the new standard. The Company elected to utilize the available package of practical expedients permitted under the transition guidance within ASC 842 which does not require it to reassess the prior conclusions about lease identification, lease classification and initial direct costs.

Upon adoption of ASC 842, the Company recognized operating right-of-use assets of $1,046 with corresponding operating lease liabilities on its consolidated balance sheet as of January 1, 2022. See Note 7 for further details.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (“Topic 740”): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. ASU No. 2019-12 is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The adoption of this guidance did not have a significant impact on the Company’s consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10 “Government Assistance (Topic 832),” which requires annual disclosures that increase the transparency of transactions involving government grants, including (1) the types of transactions, (2) the accounting for those transactions, and (3) the effect of those transactions on an entity’s financial statements. The Company applied the guidance prospectively to all in-scope transactions beginning fiscal year 2022. The Company adopted this guidance, and the adoption did not have a material impact on the Company’s consolidated financial statements.

Recently issued accounting pronouncements, not yet adopted:

As an emerging growth company, the Jumpstart Our Business Startup Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for the Company beginning January 1, 2023, and interim periods therein. Early adoption is permitted. The Company evaluated the effect that ASU 2016-13 will have on its consolidated financial statements and has determined that there will be no effect.

In March 2020, the FASB issued ASU 2020-04 “Reference Rate Reform (Topic 848)— Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This guidance provides optional expedients and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The guidance applies only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. This guidance is effective for all entities as of March 12, 2020, through December 31, 2022.

The Company’s exposure to reference rate reform is due to royalties payments the Company is obligated to pay for research and development grants received from the Government of Israel (see note 8b). As of the date of these consolidated financial statements, the Israeli Innovation Authority (“IIA”) has not determined an alternative benchmark rate to the LIBOR. However, the Company will consider this guidance as future modifications are made.

In June 2020 the FASB issued Accounting Standards Update (“ASU”) 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for certain convertible instruments, amends guidance on derivative scope exceptions for contracts in an entity’s own equity and modifies the guidance on diluted earnings per share calculations as a result of these changes. ASU 2020-06 will be effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the effect of this standard on its consolidated financial statements.